Consolidating Financial Information (Consolidating Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 89,129	$ 50,370	$ 49,192	$ 151,831
Trade and other accounts receivable, net	297,055	278,332
Amounts due from affiliated companies	0	0
Inventories	322,674	306,785
Deferred income taxes	8,452	7,261
Prepaid expenses and other current assets	18,185	36,983
Total current assets	735,495	679,731
Amounts due from affiliated companies	0	0
Property, plant, and equipment, at cost	1,070,967	1,034,472
Less accumulated depreciation and amortization	712,596	681,506
Net property, plant, and equipment	358,371	352,966	333,976
Investment in consolidated subsidiaries	0	0
Prepaid pension cost	12,710	11,494	8,597
Deferred income taxes	48,385	35,805
Other assets and deferred charges	72,007	73,619
Intangibles (net of amortization) and goodwill	30,542	38,047
Total assets	1,257,510	1,191,662	1,062,741
Liabilities and Shareholders' Equity
Accounts payable	119,298	103,217
Accrued expenses	79,061	78,546
Dividends payable	0	8,529
Book overdraft	3,906	1,680
Amounts due to affiliated companies	0	0
Long-term debt, current portion	4,382	10,966
Income taxes payable	10,024	13,086
Total current liabilities	216,671	216,024
Long-term debt	424,407	232,601
Amounts due to affiliated companies	0	0
Other noncurrent liabilities	214,227	193,444
Total liabilities	855,305	642,069
Shareholders' equity:
Common stock and paid-in capital	721	64
Accumulated other comprehensive loss	(110,689)	(98,732)	(73,820)	(74,784)
Retained earnings	512,173	648,261
Total shareholders' equity	402,205	549,593	491,640	458,185
Total liabilities and shareholders' equity	1,257,510	1,191,662
Parent Company [Member]
Assets
Cash and cash equivalents	5,001	17	17	40,008
Trade and other accounts receivable, net	4,346	0
Amounts due from affiliated companies	0	732,392
Inventories	0	0
Deferred income taxes	2,555	2,790
Prepaid expenses and other current assets	66	8,629
Total current assets	11,968	743,828
Amounts due from affiliated companies	58,935	0
Property, plant, and equipment, at cost	0	0
Less accumulated depreciation and amortization	0	0
Net property, plant, and equipment	0	0
Investment in consolidated subsidiaries	895,029	989,039
Prepaid pension cost	0	0
Deferred income taxes	53,087	43,053
Other assets and deferred charges	46,286	42,219
Intangibles (net of amortization) and goodwill	0	0
Total assets	1,065,305	1,818,139
Liabilities and Shareholders' Equity
Accounts payable	206	11
Accrued expenses	8,367	8,093
Dividends payable		8,529
Book overdraft	0	0
Amounts due to affiliated companies	91,403	944,282
Long-term debt, current portion	0	0
Income taxes payable	0	12,229
Total current liabilities	99,976	973,144
Long-term debt	424,407	172,000
Amounts due to affiliated companies	0	0
Other noncurrent liabilities	138,717	123,402
Total liabilities	663,100	1,268,546
Shareholders' equity:
Common stock and paid-in capital	721	64
Accumulated other comprehensive loss	(110,689)	(98,732)
Retained earnings	512,173	648,261
Total shareholders' equity	402,205	549,593
Total liabilities and shareholders' equity	1,065,305	1,818,139
Guarantor Subsidiaries [Member]
Assets
Cash and cash equivalents	7,202	9,653	7,717	62,203
Trade and other accounts receivable, net	116,865	122,812
Amounts due from affiliated companies	142,277	1,057,075
Inventories	125,171	106,278
Deferred income taxes	5,204	3,836
Prepaid expenses and other current assets	16,253	25,967
Total current assets	412,972	1,325,621
Amounts due from affiliated companies	56,326	110,444
Property, plant, and equipment, at cost	833,352	815,209
Less accumulated depreciation and amortization	578,183	558,177
Net property, plant, and equipment	255,169	257,032
Investment in consolidated subsidiaries	0	0
Prepaid pension cost	0	0
Deferred income taxes	0	0
Other assets and deferred charges	23,670	29,166
Intangibles (net of amortization) and goodwill	23,784	30,758
Total assets	771,921	1,753,021
Liabilities and Shareholders' Equity
Accounts payable	75,483	61,778
Accrued expenses	51,577	50,827
Dividends payable		0
Book overdraft	3,906	1,680
Amounts due to affiliated companies	55,437	818,452
Long-term debt, current portion	0	2,943
Income taxes payable	55	0
Total current liabilities	186,458	935,680
Long-term debt	0	60,601
Amounts due to affiliated companies	8,024	8,025
Other noncurrent liabilities	49,280	51,663
Total liabilities	243,762	1,055,969
Shareholders' equity:
Common stock and paid-in capital	388,282	388,282
Accumulated other comprehensive loss	(18,767)	(20,355)
Retained earnings	158,644	329,125
Total shareholders' equity	528,159	697,052
Total liabilities and shareholders' equity	771,921	1,753,021
Non-Guarantor Subsidiaries [Member]
Assets
Cash and cash equivalents	76,926	40,700	41,458	49,620
Trade and other accounts receivable, net	175,844	164,432
Amounts due from affiliated companies	33,282	17,132
Inventories	197,503	200,507
Deferred income taxes	693	635
Prepaid expenses and other current assets	1,866	2,387
Total current assets	486,114	425,793
Amounts due from affiliated companies	0	0
Property, plant, and equipment, at cost	237,615	219,263
Less accumulated depreciation and amortization	134,413	123,329
Net property, plant, and equipment	103,202	95,934
Investment in consolidated subsidiaries	0	0
Prepaid pension cost	12,710	11,494
Deferred income taxes	1,713	0
Other assets and deferred charges	2,051	2,234
Intangibles (net of amortization) and goodwill	6,758	7,289
Total assets	612,548	542,744
Liabilities and Shareholders' Equity
Accounts payable	43,609	41,428
Accrued expenses	19,117	19,626
Dividends payable		0
Book overdraft	0	0
Amounts due to affiliated companies	28,719	43,865
Long-term debt, current portion	4,382	8,023
Income taxes payable	9,969	9,769
Total current liabilities	105,796	122,711
Long-term debt	0	0
Amounts due to affiliated companies	107,237	102,419
Other noncurrent liabilities	32,645	25,627
Total liabilities	245,678	250,757
Shareholders' equity:
Common stock and paid-in capital	71,322	71,322
Accumulated other comprehensive loss	(36,055)	(34,554)
Retained earnings	331,603	255,219
Total shareholders' equity	366,870	291,987
Total liabilities and shareholders' equity	612,548	542,744
Total Consolidating Adjustments [Member]
Assets
Cash and cash equivalents	0	0	0	0
Trade and other accounts receivable, net	0	(8,912)
Amounts due from affiliated companies	(175,559)	(1,806,599)
Inventories	0	0
Deferred income taxes	0	0
Prepaid expenses and other current assets	0	0
Total current assets	(175,559)	(1,815,511)
Amounts due from affiliated companies	(115,261)	(110,444)
Property, plant, and equipment, at cost	0	0
Less accumulated depreciation and amortization	0	0
Net property, plant, and equipment	0	0
Investment in consolidated subsidiaries	(895,029)	(989,039)
Prepaid pension cost	0	0
Deferred income taxes	(6,415)	(7,248)
Other assets and deferred charges	0	0
Intangibles (net of amortization) and goodwill	0	0
Total assets	(1,192,264)	(2,922,242)
Liabilities and Shareholders' Equity
Accounts payable	0	0
Accrued expenses	0	0
Dividends payable		0
Book overdraft	0	0
Amounts due to affiliated companies	(175,559)	(1,806,599)
Long-term debt, current portion	0	0
Income taxes payable	0	(8,912)
Total current liabilities	(175,559)	(1,815,511)
Long-term debt	0	0
Amounts due to affiliated companies	(115,261)	(110,444)
Other noncurrent liabilities	(6,415)	(7,248)
Total liabilities	(297,235)	(1,933,203)
Shareholders' equity:
Common stock and paid-in capital	(459,604)	(459,604)
Accumulated other comprehensive loss	54,822	54,909
Retained earnings	(490,247)	(584,344)
Total shareholders' equity	(895,029)	(989,039)
Total liabilities and shareholders' equity	$ (1,192,264)	$ (2,922,242)